Stockholder's Deficit (Details Narrative) - USD ($)							1 Months Ended				3 Months Ended				12 Months Ended
	Mar. 31, 2017	Mar. 08, 2017	Jan. 02, 2017	Oct. 18, 2016	Oct. 18, 2016	Jan. 29, 2015	Mar. 31, 2017	Jan. 22, 2017	Aug. 31, 2016	Jun. 22, 2016	Mar. 31, 2017		Jul. 17, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 08, 2016
Reverse stock split				1-for-20 reverse stock split of the Company’s common stock effected on October 18, 2016 and the 1-for-3 reverse stock split of the Company’s common stock effected on June 15, 2017.	1-for-20 reverse stock split of the Company’s common stock effected on October 18, 2016 and the 1-for-3 reverse stock split of the Company’s common stock effected on June 15, 2017.
Number of common stock shares sold											40,834
Proceeds from issuance of common stock	$ 750,000										$ 802,467				$ 2,451,238
Issuance of common stock, shares	192,308									666,667	192,308
Issuance of common stock										$ 2,000,000	$ 58,500				3,016,238
Number of warrant shares of common stock	192,308						192,308				192,308
Proceeds from issuance of warrant exercises											$ 159,250				684,216
Value of shares issued to employees															$ 374,687	140,370
Number of units issued for service value											$ 83,800					671,975
Number of options granted											111,667	[1]			142,500
Vesting period of option											5 years
Aggregate intrinsic value of options outstanding	$ 0						$ 0				$ 0				$ 60,900
Number of unvested options	199,132						199,132				199,132				125,426
Aggregate grant date fair value unvested options	$ 612,752										$ 691,042				$ 489,230
Aggregate intrinsic value of unvested options	0						$ 0				$ 0				$ 60,900
Number of vested options											37,961				34,523
Weighted-average grant-date fair value of stock options granted											$ 3.33				$ 2.91
Stock-based compensation											$ 158,658			105,839	$ 374,687	$ 140,370
Fair value of stock option granted											371,865
Stock option plan expenses											158,658			$ 51,569
Compensation cost related to stock options not yet recognized	$ 666,286						$ 666,286				$ 666,286				$ 234,391
Period of compensation cost related to stock options not yet recognized											3 years 4 months 28 days				2 years 29 days
Fair value of warrants											$ 301,731
2016 Equity Incentive Plan [Member]
Number of shares available for grant			289,709														166,667
Outstanding capital stock shares percentage			8.00%
Number of options granted											254,167
Number of RSU's issued											22,847
Vesting period of option											5 years
2016 Equity Incentive Plan [Member] | May 11, 2017 [Member]
Number of common stock shares reserved for future issuance	389,709						389,709				389,709
Stock option exercise price percentage description											The exercise price per share of each stock option shall not be less than 100 percent of the fair market value of the Company’s common stock on the date of grant.
2015 Equity Incentive Plan [Member]
Number of shares available for grant						50,000
Stock option exercise price percentage description						The exercise price per share of each stock option shall not be less than 20 percent of the fair market value of the Company’s common stock on the date of grant.
Number of options issued											14,584
Description of vesting percentage											vest at the rate of at least 25 percent in the first year, starting 6-months after the grant date, and 75% in year two.
Non Plan Options [Member]
Number of options granted															7,500
Number of unregistered option outstanding	16,667						16,667				16,667
Officer [Member]
Number of common stock shares issued for service rendered													423
Number of units issued for service value													$ 423,000
Series A Convertible Preferred Stock [Member]
Issuance of common stock, shares													972
Issuance of common stock													$ 972,000
Number of units issued for cancellation outstanding indebtness													50
Number of units issued for cancellation outstanding indebtness, value													$ 50,000
Outstanding indebtness net of issuance costs													69,528
Preferred stock stated value													$ 1,000
Fixed conversion price per share													$ 4.50
Preferred stock accrued dividend rate													8.00%
Description of parcipation rights													Dividends are payable quarterly in arrears at the Company’s option either in cash or “in kind” in shares of Common Stock; provided, however that dividends may only be paid in cash following the fiscal year in which the Company has net income (as shown in its audited financial statements contained in its Annual Report on Form 10-K for such year) of at least $500,000, to the extent permitted under applicable law out of funds legally available therefore. For ‘in-kind” dividends, holders will receive that number of shares of Common Stock equal to (i) the amount of the dividend payment due such stockholder divided by (ii) 90% of the average of the per share market values during the twenty (20) trading days immediately preceding a dividend date.
Description of liquidation rights													In the event of any voluntary or involuntary liquidation, dissolution or winding up, or sale of the Company, each holder of Series A Preferred shall be entitled to receive its pro rata portion of an aggregate payment equal to: (i) $1,000 multiplied by (ii) the total number of shares of Series A Preferred Stock issued under the Series A Certificate of Designation multiplied by (iii) 2.5.
Series A Convertible Preferred Stock [Member] | Cash Purchase [Member]
Issuance of common stock, shares											499
Issuance of common stock											$ 499,000
Warrant [Member]
Issuance of common stock, shares										666,667					266,667
Number of warrant shares of common stock	122,500						122,500				122,500				188,261
Proceeds from issuance of warrant exercises											$ 159,250
Conversion Shares [Member]
Number of shares issued upon conversion							83,334
Number of preferred stock shares issued upon conversion	250						250				250
8% Convertible Promissory Notes [Member]
Number of shares issued upon conversion							22,436
Debt conversion on converted amount							$ 87,500
Percentage of convertible promissory notes	8.00%						8.00%				8.00%
MotherLode Distillery, LLC [Member]
Issuance of common stock, shares		86,667
Issuance of common stock		$ 377,000
Common stock closing share price per share		$ 4.35
Accredited Investors [Member]
Number of common stock shares sold								15,000
Sale of stock price per share								$ 3.90
Proceeds from issuance of common stock								$ 58,500
Four Third-party Consultants [Member ]
Number of common stock shares issued for service rendered							19,795
Employees [Member]
Number of shares issued employees							575		750						21,167
Value of shares issued to employees							$ 2,517		$ 42,750						$ 153,996
Stock-based compensation															$ 220,691

[1]	Options granted under 2016 Stock Incentive Plan